Lease and Commitments (Tables)	6 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of September 30, 2020:

Year Ended March 31,
2021	$13,142
2022	26,634
2023	27,167
2024	27,710
2025	28,265
Thereafter	48,304
$171,223
Less: Amount representing interest	(327)
Present value of lease liabilities	$170,896

Schedule of Future Lease Payments
September 30, 2020
Present value of future base rent lease payments	$170,896
Base rent payments included in prepaid expenses	-
Present value of future base rent lease payments – net	$170,896

Schedule of Present Value of Future Lease Payments Between Current and Non-current Assets and Liabilities

As of September 30, 2020, the present value of future base rent lease payments – net is classified between current and non-current assets and liabilities as follows:

September 30, 2020
Operating lease right-of-use asset	$170,896
Total operating lease assets	170,896

Operating lease current liability	26,363
Operating lease other liability	144,533
Total operating lease liabilities	$170,896